Other operating income	12 Months Ended
Dec. 31, 2025
Disclosure of other operating income (expense) [Abstract]
Other operating income	Note 9: Other operating income

	2025 £m	2024 £m	2023 £m
Operating lease rental income	1,979	1,681	1,383
Rental income from investment properties (note 24)	190	172	146
Other[1]	198	81	102
Total other operating income	2,367	1,934	1,631
1 Net gains on disposal of financial assets at fair value through other comprehensive income, previously reported separately, are presented within other.